NOTES PAYABLE (Details)	Jun. 30, 2016 USD ($)
Notes payable	$ 961,520
Decathlon [Member]
Notes payable	157,021
Forte Ventures [Member]
Notes payable	386,761
Hawkins Ventures [Member]
Notes payable	94,479
Nottingham Securities [Member]
Notes payable	128,173
Finquest Capital [Member]
Notes payable	25,010
Principal Officers [Member]
Notes payable	91,399
Individual Investor [Member]
Notes payable	50,000
Individual Investor 1 [Member]
Notes payable	27,243
Individual Investor 2 [Member]
Notes payable	$ 1,434